Other Net Investment Result - Summary Of Results From Financial Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	€ 7,680	€ 7,047	€ (10,463)
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(38)	(8)	(162)
Bifurcated embedded derivatives	3	5	29
Change in fair value of hedges on guarantees in investment contracts without DPF	(2)
Ineffective portion of hedge transactions to which hedge accounting is applied	2	3	4
Total	(35)		(129)
Realised gains and (losses) on financial investments
Debt securities and money market investments	(11)	(113)	(58)
Comprised of:
Investments measured at fair value through other comprehensive income (‘FVOCI')	(11)	(113)	(58)
Other
Net fair value change on investments in real estate	1	(6)	(5)
Net foreign currency gains and (losses)	(2)	2	(1)
Total	0	(4)	(6)
Represented by:
On December 31	7,634	6,929	(10,656)
Assets designated at FVPL	7,666	7,043	(10,466)
Assets mandatorily measured at FVPL	14	3	3
Other (i.e. FVOCI)	(47)	(117)	(192)
Shares [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	368	195	(281)
Debt Securities And Money Market Investments [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	(55)	46	(222)
Realised gains and (losses) on financial investments
Debt securities and money market investments	(11)	(113)	(58)
Unconsolidated Investment Funds [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at fair value through profit or loss, other than derivatives	€ 7,367	€ 6,805	€ (9,961)